Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Trade and other receivables [abstract]
Trade receivables	¥ 674,691	¥ 710,304
Other receivables	73,999	79,127
Impairment loss allowance	(7,356)	(9,390)
Chargebacks and other allowances	(91,904)	(83,396)
Trade and other current receivables	¥ 649,429	¥ 696,644